Loans and Allowance for Loan Losses (Detail Textuals) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) Contract Loans	Dec. 31, 2015 USD ($) Contract
Financing Receivable, Impaired [Line Items]
Carrying amount of loans pledged as collateral to the Federal Home Loan Bank		$ 491,100
Fair value amount of loans pledged as collateral to the Federal Home Loan Bank		403,600
Impaired loans individually evaluated for impairment		9,144	$ 10,268
Impaired loans were evaluated based on the fair value of the loan's collateral		4,500	6,400
Specific allowance related to impaired loans		1,080	1,540
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		$ 2,114	$ 4,539
Impaired loans required no reserve allocation, percentage		23.00%	44.00%
Interest income recognized on impaired loans		$ 285	$ 328
Troubled debt restructurings		6,300	6,400
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses		$ 4,100	$ 1,000
Number of contracts modified | Contract	[1]	7	7
Number of contracts defaulted within twelve months of its modification | Contract		3	0
Number of loan charged off | Loans		2
Number of loan settled through insurance | Loans		1
Consumer
Financing Receivable, Impaired [Line Items]
Impaired loans individually evaluated for impairment		$ 89	$ 144
Performing TDRs
Financing Receivable, Impaired [Line Items]
Troubled debt restructurings		5,700	5,900
Nonperforming TDRs
Financing Receivable, Impaired [Line Items]
Troubled debt restructurings		$ 619	$ 527

[1]	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.